Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Nov. 30, 2015
Registrant Name	TRUST FOR PROFESSIONAL MANAGERS
Central Index Key	0001141819
Amendment Flag	false
Document Creation Date	Mar. 29, 2016
Document Effective Date	Mar. 29, 2016
Prospectus Date	Mar. 29, 2016
Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund | Gerstein Fisher Multi-Factor Global Real Estate Securities Fund
Prospectus:
Trading Symbol	GFMRX